Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000196754
Shareholder Report [Line Items]
Trading Symbol	WLDR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Affinity World Leaders Equity ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101. You can also request this information by contacting us at 949.891.0600 .
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/affinity-world-leaders-equity-etf/?cb=2101
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Affinity World Leaders Equity ETF	$80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 16, 2018)
Affinity World Leaders Equity ETF - NAV	37.51%	11.03%	7.21%
Affinity World Leaders Equity ETF Index	39.66%	12.55%	8.55%
MSCI World Index	33.68%	12.03%	9.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 34,403,467	$ 34,403,467
Holdings Count | Holding	117	117
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,403,467
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$0
Portfolio Turnover	104%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
REITS	0.3%
Real Estate	1.5%
Utilities	2.5%
Energy	4.2%
Materials	4.2%
Consumer Staples	6.0%
Industrials	8.0%
Communications	10.3%
Health Care	11.0%
Consumer Discretionary	11.8%
Financials	14.4%
Technology	25.2%